Consolidated Statements of Other Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Net income (loss) (including non-controlling interests)	$ 9,538	$ 15,565	$ (578)
Derivative financial instruments:
Gain arising during the period	1,664	2,921	52
Gains or losses reclassification adjustment and hedge ineffectiveness	(1,899)	(384)	(119)
Derivative financial instruments	(235)	2,537	(67)
Exchange differences arising on translation of foreign operations:
Loss arising during the period	(1,630)	(960)	(1,388)
Reclassification adjustments for loss included in the consolidated statements of operations	0	105	0
Exchange differences arising on translation of foreign operations	(1,630)	(855)	(1,388)
Share of other comprehensive income related to associates and joint ventures
Gain arising during the period	46	509	98
Reclassification adjustments for gain included in the consolidated statements of operations and financial position (basis adjustments)	(506)	(266)	0
Share of other comprehensive income (loss) related to associates and joint ventures	(460)	243	98
Income tax (expense) benefit related to components of other comprehensive income (loss) that can be recycled to the consolidated statements of operations	(112)	(705)	363
Investments in equity instruments at FVOCI:
(Loss) gain arising during the period	(27)	764	486
Share of other comprehensive (loss) gain related to associates and joint ventures	(25)	(2)	16
Investments in equity instruments at FVOCI	(52)	762	502
Employee benefits - Recognized actuarial gains (losses)	815	636	(333)
Share of other comprehensive income (loss) related to associates and joint ventures	32	21	(14)
Income tax (expense) benefit related to components of other comprehensive income (loss) that cannot be recycled to the consolidated statements of operations	(193)	(313)	13
Total other comprehensive (loss) income	(1,835)	2,326	(826)
Equity holders of the parent	(1,785)	2,365	(781)
Non-controlling interests	(50)	(39)	(45)
Total comprehensive income (loss)	7,703	17,891	(1,404)
Total comprehensive income (loss) attributable to:
Equity holders of the parent	7,517	17,321	(1,514)
Non-controlling interests	$ 186	$ 570	$ 110